QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2019

ITEM 1.  SCHEDULE OF INVESTMENTS

SIM U.S. CORE MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 19.36%

LARGE CAP - 12.39%
iShares Edge MSCI Min Vol USA ETF	1,216	$67,318

SMALL CAP - 6.97%
SPDR SSGA US Small Cap Low Volatility Index ETF	420	37,853

TOTAL EXCHANGE TRADED FUNDS - 19.36%		105,171

MUTUAL FUNDS - 56.56%

BLEND BROAD MARKET - 24.79%
DFA U.S. Core Equity 2 Portfolio Institutional Class	6,501	134,709

BLEND LARGE CAP - 18.61%
DFA U.S. Large Company Portfolio Institutional Class	4,848	101,119

BLEND SMALL CAP - 13.16%
DFA U.S. Micro Cap Portfolio Institutional Class	1,239	25,226
DFA U.S. Small Cap Portfolio Institutional Class	1,406	46,273

		71,499

TOTAL MUTUAL FUNDS - 56.56%		307,327

MONEY MARKET FUNDS - 42.58%
Federated Institutional Prime Obligation Fund 2.57%*	231,278	231,343

TOTAL INVESTMENTS - 118.50%		643,841
Liabilities in excess of other assets - (18.50)%		(100,529)

NET ASSETS - 100.00%		$543,312

* Effective 7 day yield as of January 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$105,171	$-	$-	$105,171
Mutual Funds	307,327	-	-	307,327
Money Market Funds	231,343	-	-	231,343

	$643,841	$-	$-	$643,841

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $635,553 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,288
Gross unrealized depreciation	-

Net unrealized appreciation	$8,288

SIM GLOBAL CORE MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 18.78%

EMERGING MARKET - 1.55%
iShares Edge MSCI Min Vol Emerging Markets ETF	212	$12,589

INTERNATIONAL - 5.78%
iShares Edge MSCI Min Vol EAFE ETF	671	46,769

LARGE CAP - 7.57%
iShares Edge MSCI Min Vol USA ETF	1,107	61,283

SMALL CAP - 3.88%
iShares Edge MSCI Min Vol USA Small-Cap ETF	1,009	31,410

TOTAL EXCHANGE TRADED FUNDS - 18.78%		152,051

MUTUAL FUNDS - 56.94%

BLEND BROAD MARKET - 27.62%
DFA U.S. Core Equity 1 Portfolio Institutional Class	4,055	90,786
U.S. Vector Equity Portfolio Institutional Class	7,532	132,858

		223,644

BLEND SMALL CAP - 4.63%
DFA U.S. Small Cap Portfolio Institutional Class	1,139	37,498

EMERGING MARKET STOCK - 6.42%
DFA Emerging Markets Portfolio Institutional Class	1,186	33,094
DFA Emerging Markets Small Cap Portfolio Institutional Class	936	18,840

		51,934

FOREIGN BLEND - 18.27%
DFA International Vector Equity Platform Class	6,923	77,808
DFA Large Cap International Portfolio Institutional Class	3,263	70,128

		147,936

TOTAL MUTUAL FUNDS - 56.94%		461,012

MONEY MARKET FUNDS - 42.35%
Federated Institutional Prime Obligation Fund 2.57%*	342,824	342,920

TOTAL INVESTMENTS - 118.07%		955,983
Liabilities in excess of other assets - (18.07)%		(146,340)

NET ASSETS - 100.00%		$809,643

* Effective 7 day yield as of January 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$152,051	$-	$-	$152,051
Mutual Funds	461,012	-	-	461,012
Money Market Funds	342,920	-	-	342,920

	$955,983	$-	$-	$955,983

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $944,628 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,355
Gross unrealized depreciation	-

Net unrealized appreciation	$11,355

SIM INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 23.50%

CORPORATE - 23.50%
iShares Floating Rate Bond ETF	2,222	$112,789
VanEck Vectors Investment Grade Floating Rate ETF	6,782	169,957

		282,746

TOTAL EXCHANGE TRADED FUNDS - 23.50%		282,746

MUTUAL FUNDS - 68.35%

AGGREGATE BOND - 34.74%
DFA Investment Grade Portfolio Institutional Class	39,287	418,019

FOREIGN AGGREGATE BOND - 33.61%
DFA Five-Year Global Fixed Income Portfolio Institutional Class	26,432	280,702
DFA Short-Duration Real Return Portfolio Institutional Class	12,708	123,652

		404,354

TOTAL MUTUAL FUNDS - 68.35%		822,373

MONEY MARKET FUNDS - 5.35%
Federated Institutional Prime Obligation Fund 2.57%*	64,394	64,413

TOTAL INVESTMENTS - 97.20%		1,169,532
Other assets, net of liabilities - 2.80%		33,630

NET ASSETS - 100.00%		$1,203,162

* Effective 7 day yield as of January 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$282,746	$-	$-	$282,746
Mutual Funds	822,373	-	-	822,373
Money Market Funds	64,413	-	-	64,413

	$1,169,532	$-	$-	$1,169,532

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,163,568 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,971
Gross unrealized depreciation	(7)

Net unrealized appreciation	$5,964

ITEM 2.  CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	March 26, 2019

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date:	March 26, 2019